Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($) item	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of operations | item	7,357	5,376	19,810	46,484
Value of operations | $	$ 1,596,443	$ 4,058,212	$ 4,777,708	$ 7,937,817